Long-Term Debt - Additional Information (Detail)	1 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended				9 Months Ended			1 Months Ended	9 Months Ended				9 Months Ended						1 Months Ended								1 Months Ended						1 Months Ended					1 Months Ended					1 Months Ended						1 Months Ended	9 Months Ended
	Jun. 21, 2013	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 24, 2013 USD ($)	Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jun. 21, 2013 Secured loan EUR (€)	Sep. 30, 2013 Secured loan USD ($)	May 24, 2013 Term Loan Facility USD ($)	Sep. 30, 2013 Term Loan Facility	Sep. 30, 2013 Term Loan Facility Payable on or prior to May 24, 2015	Sep. 30, 2013 Term Loan Facility Payable after May 24, 2015	Sep. 30, 2013 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Sep. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Sep. 30, 2013 Unsecured Revolving Credit Facility USD ($)	Apr. 30, 2013 Breakaway One Loan USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan EUR (€)		Dec. 31, 2011 Breakaway One Loan EUR (€)	Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan London Interbank Offered Rate (LIBOR)	Jan. 31, 2013 Pride of Hawai'i Loan USD ($)	Sep. 30, 2013 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2012 Pride of Hawai'i Loan EUR (€)		Dec. 31, 2011 Pride of Hawai'i Loan EUR (€)	Jan. 31, 2013 Pride Of America Hermes Loan USD ($)	Sep. 30, 2013 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride Of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride Of America Hermes Loan EUR (€)	Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Sep. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)	Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes due 2016 USD ($)	Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)	May 24, 2013 Revolving Loan Facility USD ($)	Sep. 30, 2013 Federal Funds Rate	Sep. 30, 2013 Eurocurrency Loans Maximum	Sep. 30, 2013 Eurocurrency Loans Minimum	Sep. 30, 2013 Base Rate Loan Maximum	Sep. 30, 2013 Base Rate Loan Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs						$ 28,200,000	$ 26,100,000	$ 26,800,000
Deferred financing cost write-off				36,357,000	2,358,000	2,358,000		6,410,000
Accrued interest liability						20,900,000	22,300,000
Applicable margin rate	0.95%																																							1.60%																							0.50%	2.25%	1.50%	1.25%	0.50%
Prepayments of long term debt			55,600,000	2,229,821,000	718,255,000	859,422,000	439,959,000	955,780,000				40,000,000						750,000,000			21,300,000	624,000,000				227,500,000						8,000,000									14,700,000					10,100,000					1,500,000
Senior notes, borrowed amount				117,000,000									16,800,000
Senior secured financing									1,300,000,000					675,000,000																																																625,000,000
Senior notes, maturity date		Feb. 15, 2018												May 24, 2018																																																May 24, 2018
Debt instrument, description				The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.
Commitment fee rate				40.00%
Quarterly installments first payment date															2013-09
Principal payment, percentage of outstanding amount																1.25%	2.50%
Debt instrument, interest rate		5.00%																								9.50%																															11.75%	9.50%	9.50%		9.50%
Amount borrowed																											528,000,000						57,700,000
Long term debt, principal amount																			750,000,000	750,000,000		624,000,000	624,000,000		624,000,000			529,800,000	529,800,000		529,800,000	334,100,000		126,100,000	334,100,000	334,100,000	126,100,000	126,000,000	126,000,000			308,100,000	308,100,000		308,100,000		258,000,000	258,000,000		258,000,000		40,000,000	40,000,000		40,000,000				350,000,000		350,000,000
Term loan, maturity date																											2025-04	2025-04									2016-04
Senior notes, principal amount		300,000,000
Semi annual payments of interest on notes payable										Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable		Aug. 15, 2013
Discount rate on notes payable		99.451%
Net proceeds from the IPO and Notes Offering			770,000,000
Payments to Genting HK																																																								79,700,000
Redemption of senior secured notes																																																									450,000,000	122,500,000
Debt instrument, maturity year																			2015				2019	[1]					2025	[1]					2017			2017					2018	[1]				2017	[1]				2017	[1]			2016		2018	[2]
Expenses related to debt prepayments			$ 90,500,000	$ 56,721,000	$ 3,635,000	$ 49,376,000	$ 1,730,000	$ 93,941,000

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized premium of $5.4 million as of December 31, 2012.